AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2018

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.__

[X]	Post-Effective Amendment No. 115

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|	Amendment No. 117

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On July 18, 2018 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on [date] pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on [date] pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 112 to its Registration Statement until July 18, 2018.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 112 under the Securities Act of 1933 and Amendment No. 114 under the Investment Company Act of 1940, filed on April 17, 2018, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Goodyear, and State of Arizona, on the 10th day of July, 2018.

THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia              President, CEO and Chairman of the Board of Trustees

Bruce E. Ventimiglia                     Title

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	July 10, 2018
/s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	July 10, 2018
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	July 10, 2018
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	July 10, 2018
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	July 10, 2018
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	July 10, 2018

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact